Share Capital And Warrants - Summary of Outstanding Warrants (Details) - Warrants - Financial Services	12 Months Ended
Dec. 31, 2025 Warrant $ / shares
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 45.98
Warrants outstanding and exercisable, Number of warrants | Warrant	54,400
Warrants outstanding and exercisable, Weighted average contractual life (years)	3 years 6 months